Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current
Stockpile	$17.9	$26.9
Finished goods	76.0	81.6
Materials and supplies	105.3	88.9
	199.2	197.4
Non-current
Stockpile	5.3	2.2
Low grade stockpile[1]	5.7	5.5
Materials and supplies	10.6	8.9
	21.6	16.6
	$220.8	$214.0